CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME/(LOSS) ¥ in Thousands, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares	Dec. 31, 2013 CNY (¥) ¥ / shares shares
Revenues:
Game revenues (including transactions with related parties of RMBnil, RMB20,146,000 and RMB2,399,000, respectively)	$ 242,189	¥ 1,568,850	¥ 982,845	¥ 244,806
Other revenues	10,756	69,675	1,308	1,762
Total revenues	252,945	1,638,525	984,153	246,568
Cost of revenues	(159,299)	(1,031,908)	(580,954)	(155,898)
Gross profit	93,646	606,617	403,199	90,670
Operating expenses:
Research and development expenses	(15,533)	(100,620)	(63,678)	(14,214)
Sales and marketing expenses	(27,847)	(180,386)	(104,645)	(27,940)
General and administrative expenses	(30,873)	(199,986)	(236,788)	(14,780)
Total operating expenses	(74,253)	(480,992)	(405,111)	(56,934)
Other gains-net	542	3,508	8,855	106
Operating income	19,935	129,133	6,943	33,842
Other income/(expenses):
Interest income	2,541	16,460	1,785	81
Foreign exchange gain/(loss) and others	$ (4,901)	¥ (31,746)	5,107	¥ 266
Impairment loss on cost method investments			(3,029)
Share of loss from equity method investments	$ (401)	¥ (2,597)	(697)	¥ (170)
Income before income tax	17,174	111,250	10,109	34,019
Income tax expense	(10,090)	(65,362)	(26,810)	(6,174)
Net income/(loss)	7,084	45,888	(16,701)	27,845
Net loss/(income) attributable to the non-controlling interest shareholders	154	997	(174)	287
Net income/(loss) attributable to iDreamSky Technology Limited	$ 7,238	¥ 46,885	(16,875)	28,132
Accretion to convertible redeemable preferred shares redemption value			¥ (1,054,890)	(262,782)
Deemed dividend to series A convertible redeemable preferred shares				(14,402)
Deemed dividend to Li Meiping ordinary shares				(29,075)
Net (loss)/income attributable to ordinary shareholders of iDreamSky Technology Limited	$ 7,238	¥ 46,885	¥ (1,071,765)	(278,127)
Net income/(loss)	7,084	45,888	(16,701)	27,845
Other comprehensive income/(loss):
Foreign currency translation adjustments of the Company, subsidiaries and VIEs, net of nil tax	6,273	40,633	¥ (15,354)	¥ 4,559
Foreign currency translation adjustments of the Company, subsidiaries and VIEs, net of nil tax	5,515	35,722
Total other comprehensive income/(loss)	11,788	76,355	¥ (15,354)	¥ 4,559
Comprehensive income/(loss)	18,872	122,243	(32,055)	32,404
Comprehensive loss/(income) attributable to the non-controlling interest	154	997	(174)	287
Comprehensive income/(loss) attributable to iDreamSky Technology Limited	$ 19,026	¥ 123,240	¥ (32,229)	¥ 32,691
Net (loss)/income per share attributable to the ordinary shareholders of iDreamSky Technology Limited
- Basic (RMB) | (per share)	$ 0.04	¥ 0.26	¥ (11.34)	¥ (6.97)
- Diluted (RMB) | (per share)	$ 0.04	¥ 0.26	¥ (11.34)	¥ (6.97)
Weighted average number of ordinary shares used in per share calculation:
- Basic (thousands)	177,446	177,446	94,548	39,930
- Diluted (thousands)	183,327	183,327	94,548	39,930
American Depositary Shares [Member]
Net (loss)/income per share attributable to the ordinary shareholders of iDreamSky Technology Limited
- Basic (RMB) | (per share)	$ 0.16	¥ 1.04	¥ (45.36)	¥ (27.88)
- Diluted (RMB) | (per share)	$ 0.16	¥ 1.04	¥ (45.36)	¥ (27.88)
Cost of revenues [Member]
Weighted average number of ordinary shares used in per share calculation:
Share-based compensation expense	$ 109	¥ 703	¥ 441	¥ 89
Research and development expenses [Member]
Weighted average number of ordinary shares used in per share calculation:
Share-based compensation expense	3,173	20,554	10,943	¥ 174
Sales and marketing expenses [Member]
Weighted average number of ordinary shares used in per share calculation:
Share-based compensation expense	79	513	275
General and administrative expenses [Member]
Weighted average number of ordinary shares used in per share calculation:
Share-based compensation expense	$ 12,669	¥ 82,069	¥ 174,091	¥ 66